Commercial Real Estate Loan Types (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial Mortgages:
Office	$ 615.6	$ 605.3
Apartment/ Multi-family	656.3	572.4
Retail	523.1	517.8
Industrial/ Warehouse	357.7	383.7
Other	133.3	193.7
Total Commercial Mortgages	2,286.0	2,272.9
Construction, Acquisition and Development Loans	450.1	591.8
Single Family Investment	161.4	246.8
Other Commercial Real Estate Related	84.2	130.9
Total Commercial Real Estate Loans	$ 2,981.7	$ 3,242.4